Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2014
Assets and Liabilities Measured at Fair Value on Recurring Basis

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥62,076	¥62,076	¥—	¥—
Equity securities (foreign)	78,789	78,789	—	—
Debt securities (foreign)	29	29	—	—

Total available-for-sale securities	140,894	140,894	—	—

Derivatives
Foreign exchange forward contracts	¥7	¥—	¥7	¥—

Total derivatives	7	—	7	—

Total	¥140,901	¥140,894	¥7	¥—

Liabilities:
Derivatives
Foreign currency option contracts	¥369	¥—	¥369	¥—

Total derivatives	369	—	369	—

Total	¥369	¥—	¥369	¥—

There were no transfers between Level 1 and Level 2.

	Millions of yen
	2014
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥81,598	¥81,598	¥—	¥—
Equity securities (foreign)	77,172	77,172	—	—
Debt securities (foreign)	5	5	—	—

Total available-for-sale securities	158,775	158,775	—	—

Derivatives
Interest rate swap agreements	¥25	¥—	¥25	¥—
Foreign currency option contracts	272	—	272	—

Total derivatives	297	—	297	—

Total	¥159,072	¥158,775	¥297	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥2	¥—	¥2	¥—

Total derivatives	2	—	2	—

Total	¥2	¥—	¥2	¥—

Assets Measured at Fair Value on Nonrecurring Basis

DOCOMO’s assets that were measured at fair value on a nonrecurring basis for the fiscal year ended March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3	gains (losses) (before taxes)
Assets:
Receivables held for sale	¥779,042	¥—	¥779,042	¥—	¥(8,620)
Investments in affiliates	132,010	—	—	132,010	(25,913)
Goodwill	7,855	—	—	7,855	(7,281)
Long-lived assets	—	—	—	—	(452)

Fair Value Measured on Relief-from-Royalty Method Using Unobservable Inputs

When necessary, the fair value of long-lived assets is measured based on the relief-from-royalty method using unobservable inputs. Therefore, it is classified as Level 3.

	Millions of yen
	2014
	Total	Level 1	Level 2	Level 3	gains (losses) (before taxes)
Assets:
Receivables held for sale	¥836,638	¥—	¥836,638	¥—	¥(6,630)
Investments in affiliates	44,968	—	—	44,968	(51,279)

Asset Measured at Fair Value on Nonrecurring Basis Classified in Level 3

The valuation techniques and significant unobservable inputs used to develop measurements of main assets at fair value on a nonrecurring basis in Level 3 were as follows.

	Millions of yen
	2013
	Fair value	Valuation technique	Significant Unobservable input	Input value
Assets:
Investments in affiliates	¥132,010	Discounted cash flow method	Weighted average cost of capital	11.3%-15.9%
Goodwill	7,855	Discounted cash flow method	Weighted average cost of capital	9.5%
Long-lived assets	—	Relief-from-royalty method	Royalty rate	1.5%

	Millions of yen
	2014
	Fair value	Valuation technique	Significant Unobservable input	Input value
Assets:
Investments in affiliates	¥44,826	Discounted cash flow method	Weighted average cost of capital	12.6%